Templeton Russia and East European Fund, Inc.

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923

tel 954.527.7500

fax 954.847.2288

July 20, 2015

Filed Via EDGAR (CIK #0000930282)

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F. Street N.E.

Washington, D.C. 20549

Re: Templeton Russia and East European Fund, Inc. (the "Fund")

       File Nos. 333-84676 and 811-08788

       PRELIMINARY PROXY MATERIALS

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via the EDGAR system, please find a preliminary copy of the Proxy Statement, Notice of Meeting and Proxy to be furnished to shareholders of the Fund in connection with its annual meeting of shareholders (the "Meeting"), scheduled to be held on September 24, 2015. Definitive copies of these proxy materials are expected to be released to shareholders in August.

At the Meeting, shareholders will be asked to: (1) elect four Directors of the Fund; (2) approve the liquidation and dissolution of the Fund; and (3) ratify the selection of PricewaterhouseCooper LLP as the independent registered public accounting firm for the Fund for the fiscal year ending March 31, 2016.

The Fund intends to mail definitive proxy materials to Fund shareholders if no comments by the Staff of the U.S. Securities and Exchange Commission are received within ten (10) days of the filing of these preliminary proxy materials.

Please direct any questions and comments relating to this filing to Tara Gormel, Esq. at 954/527-7583.

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

/s/LORIA A. WEBER

Lori A. Weber

Vice President and Secretary

LAW/dac